Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2024
Registrant Name	dei_EntityRegistrantName	PIMCO ETF TRUST
CIK	dei_EntityCentralIndexKey	0001450011
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 04, 2024
Effective Date	dei_DocumentEffectiveDate	Jun. 04, 2024
Prospectus Date	rr_ProspectusDate	Jun. 04, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jun. 04, 2024
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund | PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMBS